Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options
Number of Options Shares, Beginning balance	83,133,001	58,133,001	633,001
Number of Options Shares, Granted		67,500,000	57,500,000
Number of Options Shares, Exercised		(42,500,000)	0
Number of Options Shares Outstanding Ending	83,133,001	83,133,001
Number of Options Shares exercisable Ending	53,433,547	20,236,826
Weighted Average Exercise Price, Granted		$ 0.0104	$ 0.0005
Number of warrants Ending balance		$ 83,133,001	$ 58,133,001
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning Balance	$ 0.0274	$ 0.011676	$ 1.1185
Weighted Average Exercise Price Outstanding Ending Balacce	0.0274	0.042114	0.011676
Weighted Average Exercise Price Exercisable Ending Balacce	$ 0.0274	$ 0.0274	0.03704
Number of Options Shares exercisable Ending	53,433,547	20,236,826
Exercise price range per share, Granted		$ 0.05	0.0045
Maximum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	$ 0.1121	2.90	2.90
Exercise Price Range Per Share ,Granted		2.90	2.90
Exercise Price Range Per Share Exercisable Ending balance	0.1121	2.90
Exercise Price Range Per Share, Ending balance	0.1121
Minimum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.005	0.0045	0.75
Exercise Price Range Per Share ,Granted		0.0045	$ 0.0045
Exercise Price Range Per Share Exercisable Ending balance	0.005	$ 0.0045
Exercise Price Range Per Share, Ending balance	$ 0.005